UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877- 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

   PERIMETER SMALL CAP GROWTH FUND

   SEMI-ANNUAL REPORT                                        JANUARY 31, 2009

--------------------------------------------------------------------------------

                                     [LOGO]
                                    PERIMETER
                            -- CAPITAL MANAGEMENT --

                                             INVESTMENT ADVISER:

                                             PERIMETER CAPITAL MANAGEMENT LLC

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    3

Statement of Assets & Liabilities .........................................   11

Statement of Operations ...................................................   12

Statement of Changes in Net Assets ........................................   13

Financial Highlights ......................................................   15

Notes to Financial Statements .............................................   17

Disclosure of Fund Expenses ...............................................   24

Approval of Investment Advisory Agreement .................................   26

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

The Perimeter Small Cap Growth Fund returned (37.79%) in the Investor class and (37.72%) in the Institutional class over the last six months, besting the (39.07%) return of the Russell 2000 Growth Index. This period brackets one of the largest market selloffs in U.S. history as the global credit crisis stalled economic growth. During this period, unemployment spiked from 5.8% to 7.6%, oil tumbled from $120 to $40, and all indications suggest that the U.S. manufacturing economy is contracting. Governments across the globe scrambled to stimulate their economies while investors weighed weaker fundamentals with attractive valuations.

From an absolute performance perspective, there was no shelter as every sector recorded acutely negative returns. For the full period, the Consumer Staples, Healthcare, and Utilities sectors outperformed on a relative basis as the downdraft rewarded defensive stocks. Returns from Energy stocks were all but demolished as weaker demand and surging inventories drove down hydrocarbon prices. Our underweight in this area proved beneficial.

For the Fund, positive attribution was driven by stock selection and contributed all of our alpha generation for the period. Our stock selection in the Technology, Consumer Discretionary and Materials sectors was particularly robust. High quality companies, as measured by high returns and strong balance sheets, outperformed for the period overall.

OUTLOOK

During the second half of 2008, we began reducing our exposure to late cyclical stocks, and we are now in the later stages of that pruning process. As we continue to remove late cyclical exposure, we are adding a combination of early cyclical stocks and those companies that continue to show economic resilience. As always, we strive to maintain a fresh and productive portfolio driven by our bottom-up process geared toward owning stock in companies with the strongest relative earnings momentum.

Early cyclical stocks are those that will likely show the greatest relative earnings momentum as we emerge from recession. Within this framework, we have seen opportunities in Consumer Discretionary, Technology, and certain Industrial and Financial stocks. In conjunction with our gradual and methodical shift toward these early cyclical stocks is our already reduced exposure to Healthcare and Consumer Staples. This migration occurred as fewer candidates exhibited those sustainable relative growth characteristics

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

that we consider paramount to future outperformance. In the coming months, we expect our weighting in Energy, Materials, and Industrials (to a lesser extent) to decline further as earnings momentum has rolled over.

Economic uncertainty is the topic of discussion at every turn and it is this uncertainty that keeps a lid on the market, as bulls and bears jockey for position. Keeping that in mind, the market should begin to recover well before the fundamentals of the economy or individual companies. Those investors that wait for stabilization may inevitably miss a large part of the recovery rally. We are committed to our investment discipline, which once again prevailed in a very difficult market, and we are excited about the prospects for the Fund going forward.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

                                   [BAR CHART]

Information Technology                    26.8%
Industrials                               19.3%
Health Care                               16.5%
Consumer Discretionary                    15.2%
Energy                                     6.1%
Financials                                 6.0%
Materials                                  3.8%
Consumer Staples                           2.8%
Exchange Traded Fund                       2.0%
Cash Equivalent                            0.6%
Utilities                                  0.5%
Telecommunication Services                 0.4%

+     PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.2%**
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
CONSUMER DISCRETIONARY -- 14.9%
   Aaron Rents ......................................     39,261   $    858,246
   Abercrombie & Fitch, Cl A ........................     25,090        447,857
   Aeropostale* .....................................     52,484      1,107,937
   America's Car-Mart* ..............................     37,753        343,175
   Amerigon* ........................................    138,859        476,286
   ATC Technology* ..................................     43,575        568,654
   Bob Evans Farms ..................................     28,940        508,187
   Brown Shoe .......................................     61,404        287,985
   Buckle ...........................................     50,080      1,059,192
   Buffalo Wild Wings* ..............................     37,170        834,838
   Capella Education* ...............................     13,760        761,341
   Career Education* ................................     59,910      1,306,038
   Childrens Place Retail Stores* ...................     39,520        743,371
   ChinaCast Education* .............................    133,920        362,923
   Conn's* ..........................................     31,161        378,918
   Dress Barn* ......................................     85,650        738,303
   Foot Locker ......................................    119,290        877,975
   Gymboree* ........................................     42,480      1,040,760
   Helen of Troy* ...................................     51,230        536,378
   HOT Topic* .......................................     50,690        432,893
   Jakks Pacific* ...................................     36,310        665,925
   Jarden* ..........................................     85,720        894,060
   JOS A Bank Clothiers* ............................     23,740        651,900

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
CONSUMER DISCRETIONARY -- CONTINUED
   Maidenform Brands* ...............................     75,720   $    677,694
   MDC Holdings .....................................     13,852        424,425
   NetFlix* .........................................     20,437        738,593
   PetMed Express* ..................................      7,519        108,574
   PF Chang's China Bistro* .........................     44,000        780,120
   Pool .............................................     50,200        795,670
   Red Robin Gourmet Burgers* .......................     18,045        219,788
   Shoe Carnival* ...................................     50,671        397,767
   Steiner Leisure* .................................      8,560        213,401
   Universal Technical Institute* ...................     15,980        280,129
   Wolverine World Wide .............................     37,402        678,472
                                                                   ------------
                                                                     21,197,775
                                                                   ------------

CONSUMER STAPLES -- 2.8%
   Central European Distribution* ...................     15,539        188,022
   Chattem* .........................................     10,214        690,466
   Chiquita Brands International* ...................     82,236      1,149,659
   Flowers Foods ....................................     32,145        690,796
   Heckmann* ........................................     94,840        491,271
   Pantry* ..........................................     45,520        756,998
                                                                   ------------
                                                                      3,967,212
                                                                   ------------

ENERGY -- 5.9%
   Arena Resources* .................................     38,108        928,311
   Bill Barrett* ....................................     45,217        999,748
   Cano Petroleum* ..................................    211,209        130,950
   Core Laboratories ................................     13,350        896,986
   EXCO Resources* ..................................    102,210      1,036,409
   Gulf Island Fabrication ..........................     35,140        442,413
   Hercules Offshore* ...............................    110,647        411,607
   Hornbeck Offshore Services* ......................     28,879        512,313
   Natural Gas Services Group* ......................     47,141        403,056
   North American Energy Partners* ..................    197,487        408,798
   Oil States International* ........................     37,810        692,301
   Parker Drilling* .................................     49,910        105,809
   Penn Virginia ....................................     24,710        509,026

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
ENERGY -- CONTINUED
   Petroquest Energy* ...............................     76,043   $    481,352
   T-3 Energy Services, Cl 3* .......................     40,456        515,814
                                                                   ------------
                                                                      8,474,893
                                                                   ------------

FINANCIALS -- 5.9%
   City Bank ........................................     67,780        213,507
   Encore Capital Group* ............................     70,790        372,355
   Entertainment Properties Trust ...................     14,630        331,369
   FBL Financial Group, Cl A ........................     24,715        254,812
   First Cash Financial Services* ...................     68,180      1,146,788
   First Citizens BancShares, Cl A ..................      5,910        826,573
   Green Bankshares .................................     50,665        501,077
   Infinity Property & Casualty .....................     17,400        668,160
   IPC Holdings .....................................     38,450        986,627
   Pacific Capital Bancorp ..........................     33,814        358,767
   Provident Financial Services .....................     21,470        234,667
   Stifel Financial* ................................     27,510        963,950
   Texas Capital Bancshares* ........................     45,090        509,066
   Tower Group ......................................     17,246        432,357
   United Community Banks ...........................     42,670        219,751
   Whitney Holding ..................................     26,470        343,845
                                                                   ------------
                                                                      8,363,671
                                                                   ------------

HEALTH CARE -- 16.1%
   Albany Molecular Research* .......................     61,328        525,581
   Alexion Pharmaceuticals* .........................     34,110      1,257,636
   Alnylam Pharmaceuticals* .........................     50,200      1,058,718
   American Medical Systems Holdings* ...............    105,500      1,128,850
   Bruker BioSciences* ..............................    239,626        965,693
   Celera* ..........................................    108,870        918,863
   Cross Country Healthcare* ........................     57,769        432,690
   CryoLife* ........................................     94,199        776,200
   Cubist Pharmaceuticals* ..........................     42,060        900,505
   Emergency Medical Services, Cl A* ................     19,010        637,215
   Ensign Group .....................................     39,291        646,730
   eResearchTechnology* .............................    153,464        888,557
   Greatbatch* ......................................     37,420        871,886

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
HEALTH CARE -- CONTINUED
   ICON ADR* ........................................     45,820   $    920,982
   Immucor* .........................................     25,560        708,268
   inVentiv Health* .................................     83,298        794,663
   IRIS International* ..............................     69,118        688,415
   Meridian Bioscience ..............................     16,770        356,530
   Merit Medical Systems* ...........................     15,586        239,868
   Myriad Genetics* .................................     17,250      1,286,332
   Neogen* ..........................................     26,173        684,947
   Oculus Innovative Sciences* ......................     58,548         96,604
   Psychiatric Solutions* ...........................     39,572      1,028,872
   Questcor Pharmaceuticals* ........................     30,190        194,725
   RehabCare Group* .................................     27,222        379,747
   STERIS ...........................................     30,010        798,266
   SurModics* .......................................     11,459        227,232
   Synovis Life Technologies* .......................     74,223      1,209,093
   US Physical Therapy* .............................     52,951        646,002
   Vivus* ...........................................    162,033        795,582
   Vnus Medical Technologies* .......................     59,010        944,750
                                                                   ------------
                                                                     23,010,002
                                                                   ------------

INDUSTRIALS -- 18.9%
   Airtran Holdings* ................................    273,170      1,119,997
   Arkansas Best ....................................     23,709        554,554
   Beacon Roofing Supply* ...........................     73,050        929,926
   Capstone Turbine* ................................    690,681        600,892
   CBIZ* ............................................    156,669      1,273,719
   Celadon Group* ...................................    109,769        858,394
   Chart Industries* ................................     43,465        367,714
   Clean Harbors* ...................................     17,330        927,328
   CRA International* ...............................     36,780        772,748
   Curtiss-Wright ...................................     27,473        887,378
   DynCorp International, Cl A* .....................     31,950        480,528
   EMCOR Group* .....................................     27,150        559,018
   EnerSys* .........................................     55,320        503,965
   EnPro Industries* ................................     31,420        574,986
   Esterline Technologies* ..........................     21,895        790,191
   Excel Maritime Carriers, Cl A ....................     71,341        470,851

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
INDUSTRIALS -- CONTINUED
   Exponent* ........................................     24,542   $    601,770
   Flow International* ..............................     73,040        113,212
   FTI Consulting* ..................................     26,700      1,094,967
   Furmanite* .......................................     60,399        224,684
   Genco Shipping & Trading .........................     17,730        275,702
   General Cable* ...................................     18,900        311,094
   GeoEye* ..........................................     59,491      1,026,220
   GrafTech International* ..........................    114,910        920,429
   Heartland Express ................................     59,810        805,043
   HUB Group, Cl A* .................................     28,622        649,719
   Huron Consulting Group* ..........................     20,380      1,018,592
   II-VI* ...........................................     29,926        563,507
   Integrated Electrical Services* ..................     35,356        292,394
   Kansas City Southern* ............................     34,280        622,525
   Kforce* ..........................................     74,698        466,862
   Marten Transport* ................................     26,170        462,162
   Old Dominion Freight Line* .......................     30,540        765,943
   PMFG* ............................................     40,389        282,723
   Simpson Manufacturing ............................     36,630        735,164
   Stanley* .........................................     26,446        800,256
   Team* ............................................     29,345        579,564
   Teledyne Technologies* ...........................     18,895        526,604
   TrueBlue* ........................................     64,107        544,909
   VSE ..............................................     15,487        445,406
   Waste Connections* ...............................     17,470        506,979
   Woodward Governor ................................     33,175        682,410
                                                                   ------------
                                                                     26,991,029
                                                                   ------------

INFORMATION TECHNOLOGY -- 26.2%
   ACI Worldwide* ...................................     46,160        784,258
   Adtran ...........................................     48,375        732,881
   Advanced Analogic Technologies* ..................    114,746        345,385
   Anadigics* .......................................    267,740        543,512
   ANSYS* ...........................................     38,979        969,018
   Art Technology Group* ............................    303,540        519,053
   Aspen Technology* ................................     77,995        522,566
   Avocent* .........................................     55,440        795,564

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   BluePhoenix Solutions* ...........................    155,173   $    322,760
   CACI International, Cl A* ........................     25,630      1,157,195
   Cogent* ..........................................    108,463      1,262,509
   Compellent Technologies* .........................     50,730        613,833
   Comtech Telecommunications* ......................     28,285      1,097,458
   Cybersource* .....................................    102,830      1,226,762
   Diebold ..........................................     22,640        561,019
   Ebix* ............................................     34,180        699,323
   EMS Technologies* ................................     31,524        756,576
   EPIQ Systems* ....................................     90,835      1,609,596
   F5 Networks* .....................................     38,450        852,437
   FalconStor Software* .............................     66,064        210,744
   GigaMedia* .......................................    145,775        957,742
   Globecomm Systems* ...............................    102,607        526,374
   Hackett Group* ...................................    220,340        619,155
   Integral Systems* ................................     13,730        150,069
   Mantech International, Cl A* .....................     18,370        985,183
   Monolithic Power Systems* ........................     36,530        443,840
   Netscout Systems* ................................     89,024      1,265,921
   Nice Systems ADR* ................................     51,799        994,023
   NVE* .............................................     22,896        743,662
   O2Micro International ADR* .......................    232,750        535,325
   Oplink Communications* ...........................     74,619        527,556
   PMC -- Sierra* ...................................    194,070        945,121
   Radiant Systems* .................................    104,466        361,452
   Seachange International* .........................    103,590        613,253
   Semtech* .........................................     81,810        961,268
   Shanda Interactive Entertainment ADR* ............     44,522      1,295,590
   Silicon Motion Technology* .......................    183,020        514,286
   Soapstone Networks* ..............................    166,500        411,255
   Solera Holdings* .................................     48,050      1,157,525
   Starent Networks* ................................     72,101      1,059,885
   Sybase* ..........................................     42,223      1,153,110
   Synaptics* .......................................     36,530        861,012
   Techwell* ........................................     48,375        273,319
   Tekelec* .........................................     72,690        902,810

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   TeleCommunication Systems, Cl A* .................    161,870   $  1,158,989
   Ultimate Software Group* .........................     35,350        486,770
   VistaPrint* ......................................      9,780        223,962
   Web.com Group* ...................................    132,427        397,281
   Websense* ........................................     68,180        763,616
   Zoran* ...........................................     95,008        564,348
                                                                   ------------
                                                                     37,436,151
                                                                   ------------
MATERIALS -- 3.7%
   AK Steel Holding .................................     53,260        429,808
   Aptargroup .......................................     17,839        549,798
   ICO* .............................................     62,974        166,881
   Landec* ..........................................     65,040        357,720
   Olympic Steel ....................................     22,570        358,186
   Rock-Tenn, Cl A ..................................     29,610        922,944
   Schnitzer Steel Industries, Cl A .................     20,470        803,857
   Sensient Technologies ............................     47,419      1,019,508
   Silgan Holdings ..................................     14,650        671,556
                                                                   ------------
                                                                      5,280,258
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.3%
   Syniverse Holdings* ..............................     35,791        485,326
                                                                   ------------
UTILITIES -- 0.5%
   Avista ...........................................     38,980        742,179
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $180,749,516) ...........................               135,948,496
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 2.0%
--------------------------------------------------------------------------------

   iShares Russell 2000 Growth Index Fund
      (Cost $3,041,715) .............................     59,335      2,801,799
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.6%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
CASH EQUIVALENT -- 0.6%
   Union Bank of California
      Money Market Fund, Fiduciary
      Shares, 0.050% (A)
      (Cost $843,636) ...............................    843,636   $    843,636
                                                                   ------------
   TOTAL INVESTMENTS -- 97.8%
      (Cost $184,634,867) ...........................              $139,593,931
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $142,686,089.

*     NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)   THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF JANUARY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $184,634,867) ...................   $ 139,593,931
   Cash .......................................................           1,811
   Receivable for Investment Securities Sold ..................       5,067,442
   Receivable for Capital Shares Sold .........................       2,628,719
   Prepaid Expenses ...........................................          24,549
   Dividends Receivable .......................................          12,602
                                                                  -------------
      TOTAL ASSETS ............................................     147,329,054
                                                                  -------------
LIABILITIES:
   Payable for Investment Securities Purchased ................       4,187,435
   Payable for Capital Shares Redeemed ........................         281,230
   Payable due to Investment Adviser ..........................          76,351
   Payable due to Administrator ...............................          12,392
   Chief Compliance Officer Fees Payable ......................           2,833
   Payable due to Trustees ....................................             956
   Other Accrued Expenses .....................................          81,768
                                                                  -------------
      TOTAL LIABILITIES .......................................       4,642,965
                                                                  -------------
NET ASSETS ....................................................   $ 142,686,089
                                                                  -------------
NET ASSETS CONSIST OF:
   Paid-in Capital ............................................   $ 215,722,675
   Accumulated Net Investment Loss ............................        (396,306)
   Accumulated Net Realized Loss on Investments ...............     (27,599,344)
   Net Unrealized Depreciation on Investments .................     (45,040,936)
                                                                  -------------
NET ASSETS ....................................................   $ 142,686,089
                                                                  =============
Net Asset Value -- (unlimited authorization -- no par value)
   Investor Class ($88,735,319 / 13,723,104) ..................   $        6.47
                                                                  =============
Net Asset Value -- (unlimited authorization -- no par value)
   Institutional Class ($53,950,770 / 8,311,129) ..............   $        6.49
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          PERIMETER SMALL CAP
                                                            GROWTH FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $297) .......   $     353,012
                                                                  -------------
   TOTAL INVESTMENT INCOME ....................................         353,012
                                                                  -------------
EXPENSES
Investment Advisory Fees ......................................         637,545
Administration Fees ...........................................          70,837
Shareholder Servicing Fees -- Investor Class Shares ...........          41,069
Chief Compliance Officer Fees .................................           4,956
Trustees' Fees ................................................           3,112
Transfer Agent Fees ...........................................         118,156
Legal Fees ....................................................          28,777
Printing Fees .................................................          21,048
Registration Fees .............................................          18,143
Audit Fees ....................................................          12,206
Custodian Fees ................................................           3,081
Insurance and Other Expenses ..................................           4,945
                                                                  -------------
   TOTAL EXPENSES .............................................         963,875
                                                                  -------------
Less: Waiver of Investment Advisory Fees ......................        (196,570)
      Fees Paid Indirectly (See Note 4) .......................         (17,987)
                                                                  -------------
   NET EXPENSES ...............................................         749,318
                                                                  -------------
NET INVESTMENT LOSS ...........................................        (396,306)
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS ..............................     (18,383,488)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS .............................................     (45,990,658)
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...............     (64,374,146)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ (64,770,452)
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED            PERIOD
                                                                JANUARY 31,         ENDED
                                                                    2009           JULY 31,
                                                                (UNAUDITED)          2008
                                                               -------------    -------------
OPERATIONS:
   Net Investment Loss .....................................   $    (396,306)   $    (694,063)
   Net Realized Loss on Investments ........................     (18,383,488)      (9,128,657)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ........................     (45,990,658)         524,885
                                                               -------------    -------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ............................     (64,770,452)      (9,297,835)
                                                               -------------    -------------
DISTRIBUTIONS:
   Net Realized Gain -- Investor Class Shares ..............              --         (903,177)
                                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
INVESTOR SHARES
   Issued ..................................................      31,613,757      106,598,230
   Reinvestment of Distributions ...........................              --          891,668
   Redeemed ................................................     (16,125,788)     (27,737,871)
                                                               -------------    -------------
   NET INCREASE IN NET ASSETS FROM INVESTOR CLASS
      SHARE TRANSACTIONS ...................................      15,487,969       79,752,027
                                                               -------------    -------------
INSTITUTIONAL SHARES*
   Issued ..................................................      46,436,678       26,587,087(1)
   Redeemed ................................................      (3,438,965)        (265,790)
                                                               -------------    -------------
   NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS
      SHARE TRANSACTIONS ...................................      42,997,713       26,321,297
                                                               -------------    -------------
Redemption Fees ............................................             963           (2,007)
                                                               -------------    -------------
      NET INCREASE IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ................................      58,486,645      106,071,317
                                                               -------------    -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      (6,283,807)      95,870,305
                                                               -------------    -------------
NET ASSETS:
Beginning of Period ........................................     148,969,896       53,099,591
                                                               -------------    -------------
End of Period ..............................................   $ 142,686,089    $ 148,969,896
                                                               =============    =============
Accumulated Net Investment Loss ............................   $    (396,306)   $          --
                                                               =============    =============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).

*     COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED           YEAR
                                                                JANUARY 31,       ENDED
                                                                    2009         JULY 31,
                                                                (UNAUDITED)        2008
                                                                -----------     ----------
SHARE TRANSACTIONS:
INVESTOR SHARES
   Issued ..................................................      4,002,903      9,712,354
   Reinvestment of Distributions ...........................             --         76,934
   Redeemed ................................................     (2,049,614)    (2,639,144)
                                                                -----------     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      INVESTOR CLASS SHARE TRANSACTIONS ....................      1,953,289      7,150,144
                                                                -----------     ----------
INSTITUTIONAL SHARES*
   Issued ..................................................      6,224,784      2,580,535(1)
   Redeemed ................................................       (468,834)       (25,356)
                                                                -----------     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ...............      5,755,950      2,555,179
                                                                -----------     ----------
      TOTAL INCREASE IN SHARES OUTSTANDING
         FROM SHARE TRANSACTIONS ...........................      7,709,239      9,705,323
                                                                ===========     ===========

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).

*     COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                          INVESTOR CLASS SHARES
                                                                 --------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED            YEAR       PERIOD
                                                                 JANUARY 31,         ENDED      ENDED
                                                                    2009           JULY 31,    JULY 31,
                                                                 (UNAUDITED)         2008       2007*
                                                                 -----------      ---------    --------
Net Asset Value, Beginning of Period .........................   $     10.40      $   11.49    $  10.00
                                                                 -----------      ---------    --------
Income from Operations:
   Net Investment Loss(1) ....................................         (0.02)         (0.08)      (0.08)(2)
   Net Realized and Unrealized Gain (Loss) on Investments ....         (3.91)         (0.88)       1.57(2)
                                                                 -----------      ---------    --------
Total from Operations ........................................         (3.93)         (0.96)       1.49
                                                                 -----------      ---------    --------
Dividends and Distributions from:
   Net Realized Gains ........................................            --          (0.13)         --
                                                                 -----------      ---------    --------
Total Dividends and Distributions ............................            --          (0.13)         --
                                                                 -----------      ---------    --------
   Redemption Fees ...........................................            --             --          --
                                                                 -----------      ---------    --------
Net Asset Value, End of Period ...............................   $      6.47      $   10.40    $  11.49
                                                                 ===========      =========    ========
TOTAL RETURN+ ................................................        (37.79)%        (8.47)%     14.90%
                                                                 ===========      =========    ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................   $    88,735      $ 122,353    $ 53,100
Ratio of Expenses to Average Net Assets (including waivers,
   excluding fees paid indirectly) ...........................          1.10%**        1.20%       1.38%**
Ratio of Expenses to Average Net Assets (including
   waivers, and fees paid indirectly) ........................          1.08%**        1.16%       1.29%**
Ratio of Expenses to Average Net Assets (excluding
   waivers, and fees paid indirectly) ........................          1.38%**        1.51%       2.11%**
Ratio of Net Investment Loss to Average Net Assets ...........         (0.58)%**      (0.74)%     (0.79)%**
Portfolio Turnover Rate++ ....................................            72%           147%         88%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CER-TAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.

  *   COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.

 **   ANNUALIZED

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE NET INCOME, GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTION OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR ROUNDED TO ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

  SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           INSTITUTIONAL CLASS SHARES
                                                           --------------------------
                                                           SIX MONTHS
                                                              ENDED           PERIOD
                                                           JANUARY 31,        ENDED
                                                              2009           JULY 31,
                                                           (UNAUDITED)        2008*
                                                           -----------       --------
Net Asset Value, Beginning of Period ...................   $     10.42       $  11.53
                                                           -----------       --------
Income from Operations:
   Net Investment Loss(1) ..............................         (0.02)         (0.04)
   Net Realized and Unrealized Loss on Investments .....         (3.91)         (1.07)
                                                           -----------       --------
Total from Operations ..................................         (3.93)         (1.11)
                                                           -----------       --------
   Redemption Fees .....................................            --             --
                                                           -----------       --------
Net Asset Value, End of Period .........................   $      6.49       $  10.42
                                                           ===========       ========
TOTAL RETURN+ ..........................................        (37.72)%        (9.63)%
                                                           ===========       ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..................   $    53,951       $ 26,616
Ratio of Expenses to Average Net Assets (including
   waivers, excluding fees paid indirectly) ............          1.02%**        1.03%**
Ratio of Expenses to Average Net Assets (including
   waivers, and fees paid indirectly) ..................          1.00%**        1.00%**
Ratio of Expenses to Average Net Assets (excluding
   waivers, and fees paid indirectly) ..................          1.30%**        1.37%**
Ratio of Net Investment Loss to Average Net Assets .....         (0.50)%**      (0.58)%**
Portfolio Turnover Rate++ ..............................            72%           147%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.

  *   COMMENCED OPERATIONS ON DECEMBER 31, 2007.

 **   ANNUALIZED

(1)   PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR ROUNDED TO ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

At January 31, 2009, the Fund was registered to offer Investor Shares and Institutional Shares.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessi-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
      tate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2009, there were no fair valued securities.

      In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

            o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

            o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

            o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

      As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
      of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                     LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                  ------------  -------   -------   ------------
      Investments in Securities   $139,593,931   $ --       $ --    $139,593,931

      FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

      On January 31, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

      The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
      REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the six months ended January 31, 2009, there were redemption fees of $963 retained by the Fund.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.    ADMINISTRATION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN
      AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

      0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000, $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2009, the Fund earned credits of $17,987, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class shares of the Fund.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
Union Bank of California, N.A. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Effective January 1, 2008, the Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares and Investor Shares of the Fund (excluding shareholder servicing, interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% of the Fund's average daily net assets. Shareholder servicing fees of up to 0.25% of the Investor Shares' average daily net assets are charged to the Investor shares. Prior to January 1, 2008, the Adviser had voluntarily agreed to limit the total expenses of the Investor Shares to 1.29% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. At January 31, 2009, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $692,388.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the six months ended January 31, 2009 were $158,611,315 and $100,718,847, respectively. There were no purchases or sales of long-term U.S. Government securities.

7.    FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recogni-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
tion of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions declared during the year ended July 31, 2008 was as follows.

        ORDINARY INCOME         LONG-TERM CAPITAL GAIN        TOTAL
        ---------------         ----------------------      --------
            $903,177                     $ --               $903,177

As of July 31, 2008, the components of Accumulated Losses were as follows:

Capital Loss Carryforwords Expiring July 2016 ...................   $  (726,209)
Post-October Losses .............................................    (6,936,294)
Unrealized Depreciation .........................................      (603,631)
                                                                    -----------
Total Accumulated Losses ........................................   $(8,266,134)
                                                                    ===========

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2009 were as follows:

                   AGGREGATE GROSS      AGGREGATE GROSS
   FEDERAL            UNREALIZED           UNREALIZED         NET UNREALIZED
  TAX COST           APPRECIATION         DEPRECIATION         DEPRECIATION
------------       ---------------      ---------------       --------------
$184,634,867          $5,246,549         $(50,287,485)         $(45,040,936)

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
8.    IN-KIND TRANSFERS:

During the year ended July 31, 2008, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their then current value on the date of the transaction.

          TRANSACTION DATE          SHARES ISSUED             VALUE
          ----------------          -------------           ----------
              12/17/07                 413,007              $4,592,639
              03/31/08                 416,886               4,206,375

9.    OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                   BEGINNING    ENDING                  EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                   08/01/08    01/31/09      RATIOS     PERIOD*
--------------------------------------------------------------------------------
INVESTOR SHARES
ACTUAL FUND RETURN                  $1,000     $  622.10      1.08%      $4.42
HYPOTHETICAL 5% RETURN               1,000      1,019.76      1.08        5.50
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES
ACTUAL FUND RETURN                   1,000        622.80      1.00        4.09
HYPOTHETICAL 5% RETURN               1,000      1,020.16      1.00        5.09
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the firm by reviewing its organization, ownership, capital structure and positive compliance history. The Adviser representatives then reviewed the Adviser's best execution and soft dollar practices, as well as the Fund's recent placement on a platform. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser reg-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

istration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance over various periods of time and since the Fund's inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on investment approach and general economic factors. The representative discussed factors contributing to the Fund's investment performance, noting in particular the impact of stock selection on the performance of the Fund. The representatives also noted that although the Fund underperformed its benchmark, the Fund's performance was at the median of its peer universe over various periods of time. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Fund.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and the fee waivers that the Adviser had made over the period, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Fund's advisory fee, after waivers, was lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                    ADVISER:

                        Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                                Atlanta, GA 30328

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

PCM-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)                     \S\ PHILIP T. MASTERSON
                                              ----------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     \S\ PHILIP T. MASTERSON
                                             -----------------------------------
                                             Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                     \S\ MICHAEL LAWSON
                                             -----------------------------------
                                             Michael Lawson
                                             Treasurer, Controller and CFO

Date April 1, 2009